Investments - Schedule of Percentage of Company's Equity Interest (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total investments		R$ 3,221	R$ 4,632
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Control		Controlled
Total investments
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Control	[1]	Jointly controlled
Total investments		R$ 172	222
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 45	47
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 54	47
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Control	[2]	Jointly controlled
Total investments		R$ 419	536
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Control	[3]	Jointly controlled
Total investments			1,172
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 697	819
Paracambi Energetica [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 105	112
Taesa [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 1,615	1,565
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Control		Controlled
U F V S [Member]
IfrsStatementLineItems [Line Items]
Control	[4]	Jointly controlled
Total investments		R$ 114	R$ 112

[1]

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. Cemig GT's share corresponds to R$48 was received in 2024.

[2]	Indirect interest in the Belo Monte plant through these investees.
[3]	On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.
[4]	Set of photovoltaics business, in which the investee Cemig Sim has an interest.